Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Schedule of interest bearing financial liabilities

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2019
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	158,999	158,999
Obligations under lease agreements	—	25,872	25,872
Debt instruments	354,951	—	354,951
Other financial liabilities (*)	56,939	—	56,939
	411,890	184,871	596,761

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2018
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	141,012	141,012
Obligations under finance leases	—	66,471	66,471
Debt instruments	352,594	—	352,594
Other financial liabilities (*)	61,849	—	61,849
	414,443	207,483	621,926

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

Schedule of undiscounted cash flow maturities

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	23,743	163,154	—	—	186,897
Leases	10,161	7,356	10,213	911	28,641
Debt instruments	32,813	32,813	366,406	—	432,032
Financial loans from government agencies	27,311	10,527	15,992	9,513	63,343
Derivative financial instruments	2,049	2,049	(4,911)	—	(813)
Payables to related parties	4,830	—	—	—	4,830
Payable to non-current asset suppliers	7,283	182	—	—	7,465
Contingent consideration	1,626	5,006	18,170	8,916	33,718
Trade and other payables	189,229	—	—	—	189,229
	299,045	221,087	405,870	19,340	945,342

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	8,191	—	132,821	—	141,012
Finance leases	12,999	13,817	39,655	—	66,471
Debt instruments	32,813	32,813	399,219	—	464,845
Financial loans from government agencies	58,758	6,996	1,822	507	68,083
Derivative financial instruments	(491)	(939)	7,559	—	6,129
Payables to related parties	11,128	—	—	—	11,128
Payable to non-current asset suppliers	11,648	99	—	—	11,747
Contingent consideration	3,103	6,193	18,530	12,758	40,584
Trade and other payables	256,823	—	—	—	256,823
	394,972	58,979	599,606	13,265	1,066,822

Schedule of gross inflows and outflows by instrument maturity

	2019
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	201,523	—	237,617
Outflows	(15,998)	(15,998)	(206,434)	—	(238,430)
Net cash flow	2,049	2,049	(4,911)	—	(813)

Discounted at the applicable interbank rates	1,859	1,437	(12,896)	—	(9,600)

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	219,570	—	255,664
Outflows	(17,556)	(17,108)	(227,129)	—	(261,793)
Net cash flow	491	939	(7,559)	—	(6,129)

Discounted at the applicable interbank rates	82	52	(23,597)	—	(23,463)

Schedule of changes in liabilities arising from financing activities

	January 1, 2019	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2019
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	141,012	(98,989)	(1,485)	—	112,226	6,235	158,999
Obligations under finance leases	66,471	(55,352)	(1,895)	—	—	16,648	25,872
Debt instruments	352,594	—	—	—	—	2,357	354,951
Financial loans from government agencies (Note 19)	61,849	—	(1,147)	—	—	(3,763)	56,939
Derivative financial instruments (Note 19)	23,463	—	(532)	(12,770)	—	(561)	9,600
Total liabilities from financing activities	645,389	(154,341)	(5,059)	(12,770)	112,226	20,916	606,361
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to financing activities		(26,631)
Payments to acquire or redeem own shares		—
Net cash (used) by financing activities		(180,972)

	January 1, 2018	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Change in scope of consolidation	Other changes	December 31, 2018
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	140,781	(772)	—	—	—	141,012
Obligations under finance leases	82,633	(12,948)	(3,214)	—	—	—	66,471
Debt instruments	350,270	—	—	—	—	2,324	352,594
Financial loans from government agencies (Note 19)	99,391	(33,096)	(4,446)	—	—	—	61,849
Derivative financial instruments (Note 19)	38,040	—	(1,677)	(12,841)	—	(59)	23,463
Total liabilities from financing activities	571,337	94,737	(10,109)	(12,841)	—	2,265	645,389
Dividends paid		(20,642)
Proceeds from stock option exercises		240
Other amounts paid due to financing activities		(932)
Payments to acquire or redeem own shares		(20,100)
Net cash provided by financing activities		53,303